Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Commitments And Contingencies [Line Items]
Rent expense under operating leases	$ 2.7	$ 1.3	$ 0.9